Financial Risk Management - Schedule of Financial Liabilities by Maturity (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Book value [Member]
Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments	R$ 33,124	R$ 87,068
Lease payables	352,539	286,605
Trade payable	103,658	67,192
Loans, financing and debentures	885,519	681,938
Other liabilities	24,445	32,913
Transactions with related parties	8,401	9,275
Contractual value [Member]
Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments	33,124	87,068
Lease payables	635,192	444,021
Trade payable	103,658	67,192
Loans, financing and debentures	1,058,791	904,321
Other liabilities	24,445	32,913
Transactions with related parties	8,401	9,275
Less than one year [Member]
Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments	15,492	69,190
Lease payables	88,397	75,481
Trade payable	103,658	67,192
Loans, financing and debentures	402,928	205,253
Other liabilities	7,082	8,357
Transactions with related parties
From one to two years [Member]
Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments	17,632	17,878
Lease payables	144,367	126,840
Trade payable
Loans, financing and debentures	262,410	61,007
Other liabilities	17,363	24,556
Transactions with related parties	8,401	9,275
From three to five years [Member]
Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments
Lease payables	248,148	174,720
Trade payable
Loans, financing and debentures	329,643	537,641
Other liabilities
Transactions with related parties
Above five years [Member]
Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments
Lease payables	154,280	66,980
Trade payable
Loans, financing and debentures	63,810	100,420
Other liabilities
Transactions with related parties